OPERATING EXPENSES - Impairment, depreciation and amortization (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Depreciation of premises and equipment	$ 560,596	$ 466,179	$ 360,703
Depreciation of right-of-use assets	212,861	190,819	211,910
Amortization of intangible assets	175,991	198,169	163,754
Impairment of other assets, net	31,127	65,391	101,423
Total impairment, depreciation and amortization	980,575	920,558	837,790
Impairment of property and equipment	3,536
Banking Colombia
OPERATING EXPENSES
Impairment of other assets, net	24,187	38,632	47,420
Banking Panama
OPERATING EXPENSES
Impairment of other assets, net	12,599	17,962	13,211
Banking Guatemala
OPERATING EXPENSES
Impairment of other assets, net	12,101	7,554	42,006
All other segments
OPERATING EXPENSES
Impairment of other assets, net	1,803	848	1,339
International Banking
OPERATING EXPENSES
Impairment of other assets, net	314		182
Banking El Salvador
OPERATING EXPENSES
Impairment of other assets, net	$ (19,877)	$ 395	$ (2,735)